CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	$ 95,924	$ 92,769
Direct costs	(81,409)	(78,511)
Other income and gains	6,501	1,594
Equity accounted income	2,068	2,613
Expenses
Interest expense on borrowings	(596)	(527)
Interest Expense on Non-Recourse Borrowings	(14,907)	(10,175)
Corporate costs	(69)	(122)
Fair value changes	(1,396)	(977)
Tax expense (income)	(1,011)	(1,469)
Net income	5,105	5,195
Net income attributable to:
Shareholders	1,130	2,056
Non-controlling interests	3,975	3,139
Net income	$ 5,105	$ 5,195
Net income per share:
Diluted	$ 0.61	$ 1.19
Basic	$ 0.62	$ 1.22